RETAINED PROFITS	12 Months Ended
Dec. 31, 2022
Disclosure of Retained Profits [Abstract]
RETAINED PROFITS
NOTE 42: RETAINED PROFITS

	2022 £m	2021 £m	2020 £m
At 1 January	10,241	4,584	3,246
Profit attributable to ordinary shareholders	5,021	5,355	865
Post-retirement defined benefit scheme remeasurements	(2,152)	1,062	113
Gains and losses attributable to own credit risk (net of tax)[1]	364	(52)	(55)
Dividends paid (note 44)	(1,475)	(877)	–
Share buyback programme (note 41)	(2,013)	–	–
Issue costs of other equity instruments (net of tax)	(5)	–	–
Repurchase and redemption costs of other equity instruments	(36)	–	–
Movement in treasury shares	(20)	(13)	293
Value of employee services:
Share option schemes	41	51	48
Other employee award schemes	183	131	74
Change in non-controlling interests	(3)	(1)	–
Realised gains and losses on equity shares held at fair value through other comprehensive income	(1)	1	–
At 31 December	10,145	10,241	4,584
1    During 2020 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £1 million net of tax (2022: £nil; 2021: £nil), had been recognised directly in retained profits.
Retained profits are stated after deducting £196 million (2021: £205 million; 2020: £230 million) representing 688 million (2021: 434 million; 2020: 592 million) treasury shares held.
The payment of dividends by subsidiaries and the ability of members of the Group to lend money to other members of the Group may be subject to regulatory or legal restrictions, the availability of reserves and the financial and operating performance of the entity. A number of Group subsidiaries, principally those with banking and insurance activities, are subject to regulatory capital requirements which require minimum amounts of capital to be maintained relative to their size and risk. The Group actively manages the capital of its subsidiaries, which includes monitoring the regulatory capital ratios for its banking and insurance subsidiaries and, on a consolidated basis, the Ring-Fenced Bank sub-group, against approved risk appetite levels.